Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	CONSUMER PORTFOLIO SERVICES, INC.
Entity Central Index Key	0000889609
Amendment Flag	false